LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–2.08%
Fannie Mae S.F. 30 yr
2.50% 2/1/51	1,823,299	$ 1,881,569
3.00% 1/1/47	2,943,997	3,140,520
3.00% 3/1/50	2,953,798	3,141,899
3.00% 7/1/50	2,860,587	2,994,718
3.50% 5/1/47	2,124,531	2,291,167
4.50% 5/1/49	4,229,949	4,616,341
Total Agency Mortgage-Backed Securities (Cost $18,031,443)		18,066,214
AGENCY OBLIGATIONS–1.51%
Federal Farm Credit Banks Funding 0.21% 12/21/23	5,000,000	4,986,801
Federal Home Loan Mortgage 0.63% 9/8/25	8,165,000	8,095,579
Total Agency Obligations (Cost $13,162,102)		13,082,380
CORPORATE BONDS–41.21%
Aerospace & Defense–1.43%
L3Harris Technologies 3.85% 12/15/26	4,000,000	4,423,255
Teledyne Technologies
0.95% 4/1/24	6,765,000	6,776,820
2.25% 4/1/28	1,190,000	1,211,989
		12,412,064
Agriculture–0.82%
BAT Capital 2.26% 3/25/28	885,000	878,384
BAT International Finance 1.67% 3/25/26	625,000	625,348
Bunge Limited Finance 4.35% 3/15/24	5,160,000	5,579,233
		7,082,965
Airlines–0.34%
Southwest Airlines
5.13% 6/15/27	1,475,000	1,724,977
5.25% 5/4/25	220,000	248,401
♦United Airlines Pass Through Trust
3.75% 3/3/28	586,639	616,933
4.00% 10/11/27	331,424	349,808
		2,940,119
Auto Manufacturers–1.07%
Ford Motor 8.50% 4/21/23	2,750,000	3,024,835
Ford Motor Credit 2.90% 2/16/28	450,000	449,437
General Motors Financial
4.15% 6/19/23	5,310,000	5,612,027
5.25% 3/1/26	218,000	249,120
		9,335,419
Banks–13.15%
μBank of America
2.09% 6/14/29	635,000	633,981
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America (continued)
2.48% 9/21/36	1,640,000	$ 1,607,546
μBank of Ireland Group 2.03% 9/30/27	695,000	694,595
Bank of Montreal 1.85% 5/1/25	1,625,000	1,672,121
Bank of New York Mellon
•1.18% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,230,399
1.60% 4/24/25	3,980,000	4,068,331
μBarclays 2.67% 3/10/32	610,000	612,309
BBVA USA 3.88% 4/10/25	970,000	1,058,763
μBNP Paribas 1.32% 1/13/27	625,000	614,506
•Citizens Bank 0.84% (LIBOR03M + 0.72%) 2/14/22	2,750,000	2,755,483
Citizens Financial Group
2.85% 7/27/26	3,080,000	3,269,953
4.30% 2/11/31	750,000	812,630
μCredit Suisse Group
2.59% 9/11/25	840,000	870,783
4.21% 6/12/24	2,480,000	2,618,671
Deutsche Bank 0.90% 5/28/24	4,380,000	4,375,980
Fifth Third Bancorp
2.38% 1/28/25	595,000	618,586
3.65% 1/25/24	2,860,000	3,051,481
Goldman Sachs Group
•0.86% (SOFR + 0.81%) 3/9/27	2,705,000	2,708,920
•1.29% (LIBOR03M + 1.17%) 5/15/26	4,925,000	5,048,347
μ1.54% 9/10/27	1,560,000	1,553,756
Huntington Bancshares 2.30% 1/14/22	427,000	428,766
Huntington National Bank 2.50% 8/7/22	6,290,000	6,398,928
JPMorgan Chase & Co.
•0.63% (SOFR + 0.58%) 3/16/24	2,640,000	2,650,371
•1.03% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,815,308
μ1.47% 9/22/27	265,000	263,304
μ2.58% 4/22/32	1,330,000	1,348,444
μ4.60% 5/25/47	295,000	301,637
•Kreditanstalt fuer Wiederaufbau 1.05% (SOFR + 1.00%) 2/12/24	7,000,000	7,148,680
Morgan Stanley
•0.75% (SOFR + 0.70%) 1/20/23	1,675,000	1,678,943
μ2.48% 9/16/36	250,000	244,682
5.00% 11/24/25	170,000	194,334
National Securities Clearing 1.20% 4/23/23	800,000	811,131
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•PNC Bank 0.63% (LIBOR03M + 0.50%) 7/27/22	6,500,000	$ 6,524,903
Royal Bank of Canada 2.75% 2/1/22	5,285,000	5,329,892
μState Street 2.65% 5/15/23	5,140,000	5,215,110
Truist Bank
2.45% 8/1/22	2,000,000	2,033,582
μ2.64% 9/17/29	653,000	682,627
Truist Financial
μ1.89% 6/7/29	810,000	809,211
2.70% 1/27/22	1,360,000	1,367,904
U.S. Bancorp 3.38% 2/5/24	1,895,000	2,014,313
U.S. Bank 3.40% 7/24/23	2,545,000	2,680,999
μUBS Group 1.36% 1/30/27	240,000	237,763
•Wells Fargo & Co. 1.36% (LIBOR03M + 1.23%) 10/31/23	6,115,000	6,190,767
		114,248,740
Beverages–0.10%
Diageo Capital 1.38% 9/29/25	875,000	884,895
		884,895
Biotechnology–0.20%
Amgen 2.00% 1/15/32	575,000	552,962
Biogen 2.25% 5/1/30	755,000	750,947
Royalty Pharma 1.75% 9/2/27	400,000	398,270
		1,702,179
Chemicals–0.77%
Air Products and Chemicals
1.50% 10/15/25	150,000	152,725
1.85% 5/15/27	195,000	200,898
2.05% 5/15/30	315,000	318,415
•DuPont de Nemours 1.23% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,704,919
Methanex 5.25% 12/15/29	525,000	568,312
Nutrien 2.95% 5/13/30	695,000	733,677
		6,678,946
Commercial Services–1.17%
Ashtead Capital
1.50% 8/12/26	375,000	371,109
2.45% 8/12/31	335,000	329,317
Global Payments 2.65% 2/15/25	764,000	798,540
PayPal Holdings
1.65% 6/1/25	765,000	783,933
2.30% 6/1/30	740,000	758,405
Prime Security Services Borrower 5.25% 4/15/24	2,750,000	2,933,012
Sodexo 1.63% 4/16/26	1,140,000	1,146,871
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Triton Container International 1.15% 6/7/24	3,070,000	$ 3,065,019
		10,186,206
Computers–0.38%
International Business Machines
1.95% 5/15/30	685,000	676,534
3.00% 5/15/24	2,515,000	2,667,866
		3,344,400
Diversified Financial Services–1.37%
AerCap Ireland Capital
1.75% 1/30/26	340,000	336,527
3.65% 7/21/27	1,530,000	1,625,207
4.63% 10/15/27	440,000	490,597
6.50% 7/15/25	365,000	423,182
Air Lease
2.88% 1/15/26	1,205,000	1,259,099
3.38% 7/1/25	400,000	424,781
Aviation Capital Group 1.95% 1/30/26	695,000	692,489
Avolon Holdings Funding 2.75% 2/21/28	665,000	663,295
μCharles Schwab 4.00% 8/2/28	570,000	594,225
CPPIB Capital 3.13% 9/25/23	5,110,000	5,388,639
		11,898,041
Electric–4.13%
AEP Texas 2.40% 10/1/22	6,205,000	6,315,881
Avangrid 3.20% 4/15/25	765,000	814,747
Berkshire Hathaway Energy 3.75% 11/15/23	4,730,000	5,028,251
CenterPoint Energy 3.85% 2/1/24	2,268,000	2,413,978
μDuke Energy 4.88% 10/23/23	1,445,000	1,544,344
Enel Finance International
1.88% 7/12/28	380,000	378,441
2.25% 7/12/31	415,000	409,492
ITC Holdings 2.70% 11/15/22	2,780,000	2,844,267
NextEra Energy Capital Holdings 3.15% 4/1/24	5,685,000	6,011,542
NRG Energy 3.75% 6/15/24	1,690,000	1,802,664
Pacific Gas and Electric
2.10% 8/1/27	295,000	287,893
2.50% 2/1/31	440,000	418,782
3.25% 6/1/31	250,000	249,092
μSempra Energy 4.88% 11/20/29	635,000	688,975
Southern California Edison 1.10% 4/1/24	4,335,000	4,355,943
Vistra Operations 3.55% 7/15/24	1,700,000	1,788,102

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
WEC Energy Group 1.80% 10/15/30	550,000	$ 526,635
		35,879,029
Electronics–0.04%
Amphenol 2.05% 3/1/25	375,000	386,952
		386,952
Energy-Alternate Sources–0.06%
Enbridge 1.60% 10/4/26	555,000	556,942
		556,942
Forest Products & Paper–0.40%
Georgia-Pacific
1.75% 9/30/25	580,000	593,742
2.10% 4/30/27	460,000	473,449
2.30% 4/30/30	1,040,000	1,058,843
8.00% 1/15/24	1,125,000	1,311,991
		3,438,025
Gas–0.05%
NiSource 0.95% 8/15/25	450,000	444,625
		444,625
Health Care Services–0.16%
•HCA Inc. 1.83% (LIBOR01M + 1.75%) 6/30/28	1,351,613	1,358,654
		1,358,654
Insurance–0.83%
•Athene Global Funding 0.75% (SOFR + 0.70%) 5/24/24	6,555,000	6,587,854
Brighthouse Financial 5.63% 5/15/30	525,000	633,765
		7,221,619
Internet–0.04%
Amazon.com 1.20% 6/3/27	375,000	373,670
		373,670
Machinery Diversified–0.08%
Otis Worldwide
2.06% 4/5/25	570,000	588,981
2.57% 2/15/30	75,000	76,996
		665,977
Media–1.68%
Charter Communications Operating 4.50% 2/1/24	5,600,000	6,058,682
•Comcast 0.76% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,970,330
Time Warner Entertainment 8.38% 3/15/23	3,190,000	3,543,580
		14,572,592
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.03%
Newmont 2.25% 10/1/30	300,000	$ 298,421
		298,421
Oil & Gas–2.10%
Cenovus Energy 2.65% 1/15/32	185,000	181,503
•Chevron 0.65% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,656,412
•ConocoPhillips 1.02% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,126,543
Equinor 1.75% 1/22/26	405,000	414,936
Exxon Mobil
•0.49% (LIBOR03M + 0.37%) 3/6/22	5,795,000	5,804,562
2.02% 8/16/24	720,000	749,169
2.28% 8/16/26	310,000	325,874
		18,258,999
Pharmaceuticals–2.73%
AstraZeneca 3.50% 8/17/23	6,710,000	7,090,753
Becton Dickinson and Co 3.36% 6/6/24	2,270,000	2,413,620
Bristol-Myers Squibb 2.90% 7/26/24	6,221,000	6,605,084
•Cigna 1.02% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,491,397
CVS Health
3.75% 4/1/30	510,000	566,586
4.30% 3/25/28	206,000	234,975
•Horizon Therapeutics 2.50% (LIBOR01M + 2%) 8/27/46	995,000	992,692
Viatris
1.65% 6/22/25	190,000	191,901
2.30% 6/22/27	160,000	163,373
		23,750,381
Pipelines–2.50%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	125,000	141,378
μEnergy Transfer 6.50% 9/23/32	1,405,000	1,463,125
Energy Transfer Operating 4.50% 4/15/24	5,000,000	5,407,160
MPLX
1.75% 3/1/26	405,000	407,494
4.13% 3/1/27	1,400,000	1,563,193
4.88% 12/1/24	4,190,000	4,641,046
ONEOK 7.50% 9/1/23	1,765,000	1,964,133
Sabine Pass Liquefaction
5.63% 3/1/25	110,000	124,844
5.75% 5/15/24	5,005,000	5,574,113

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tennessee Gas Pipeline 2.90% 3/1/30	390,000	$ 403,308
		21,689,794
Real Estate Investment Trusts–0.23%
American Tower 1.88% 10/15/30	1,020,000	979,570
Crown Castle International 1.05% 7/15/26	1,025,000	1,003,157
		1,982,727
Retail–0.94%
Dollar Tree 3.70% 5/15/23	7,250,000	7,599,611
Lowe's Companies 1.70% 10/15/30	610,000	583,209
		8,182,820
Semiconductors–0.96%
Broadcom 3.42% 4/15/33	737,000	762,922
Microchip Technology
0.98% 9/1/24	2,180,000	2,177,362
4.33% 6/1/23	4,715,000	4,983,357
NXP
2.70% 5/1/25	115,000	120,111
5.55% 12/1/28	280,000	339,655
		8,383,407
Software–0.16%
CDK Global 5.00% 10/15/24	620,000	683,550
Roper Technologies
2.35% 9/15/24	510,000	533,986
2.95% 9/15/29	185,000	196,233
		1,413,769
Telecommunications–3.10%
AT&T
•0.69% (SOFR + 0.64%) 3/25/24	5,000,000	5,009,093
1.70% 3/25/26	5,000,000	5,061,898
2.30% 6/1/27	510,000	527,838
Sprint 7.13% 6/15/24	2,330,000	2,652,006
Sprint Spectrum 4.74% 3/20/25	2,318,750	2,476,425
T-Mobile USA
1.50% 2/15/26	485,000	486,595
3.50% 4/15/25	580,000	624,838
Verizon Communications
•1.22% (LIBOR03M + 1.10%) 5/15/25	8,905,000	9,148,115
2.10% 3/22/28	320,000	324,829
2.55% 3/21/31	625,000	632,681
		26,944,318
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.19%
Penske Truck Leasing 1.20% 11/15/25	1,650,000	$ 1,630,865
		1,630,865
Total Corporate Bonds (Cost $348,496,676)		358,147,560
LOAN AGREEMENTS–9.24%
•Applied Systems 3.75% (LIBOR03M + 3.25%) 9/19/24	3,311,351	3,310,126
•Aramark Services 2.58% (LIBOR01M + 2.50%) 4/6/28	1,753,715	1,740,562
•Asplundh Tree Expert 1.83% (LIBOR01M + 1.75%) 9/7/27	2,821,863	2,810,886
•Atkore International 2.50% (LIBOR03M + 2.00%) 5/26/28	775,000	771,853
•Avantor Funding 2.75% (LIBOR01M + 2.25%) 11/8/27	1,990,000	1,992,487
•Beacon Roofing Supply 2.33% (LIBOR01M + 2.25%) 5/19/28	2,842,875	2,825,391
•Calpine Construction Finance Company 2.08% (LIBOR01M + 2.00%) 1/15/25	2,910,490	2,875,332
•Carnival Corporation 3.75% (LIBOR01M + 3.00%) 6/30/25	3,969,925	3,943,882
•Charter Communications Operating 1.84% (LIBOR01M + 1.75%) 2/1/27	3,874,985	3,849,682
•CSC Holdings 2.33% (LIBOR01M + 2.25%) 7/17/25	1,915,000	1,886,275
•DaVita 1.83% (LIBOR01M + 1.75%) 8/12/26	1,979,849	1,967,475
•E.W. Scripps Company 3.75% (LIBOR01M + 3.00%) 1/7/28	433,750	434,353
•EFS Cogen Holdings I 4.50% (LIBOR03M + 3.50%) 10/1/27	1,413,861	1,416,887
•Elanco Animal Health Incorporated 1.84% (LIBOR01M + 1.75%) 8/1/27	1,983,189	1,957,685
•Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27	2,985,000	2,981,269
•Frontier Communications 4.50% (LIBOR03M + 3.75%) 5/1/28	1,995,000	1,990,631
•Genesee & Wyoming 2.13% (LIBOR03M + 2.00%) 12/30/26	1,979,899	1,966,852

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Gentiva Health Services 2.88% (LIBOR01M + 2.75%) 7/2/25	3,711,293	$ 3,709,734
•Hilton Worldwide Finance 1.84% (LIBOR01M + 1.75%) 6/22/26	2,003,247	1,985,578
•Jazz Financing Lux 4.00% (LIBOR01M + 3.50%) 5/5/28	1,995,000	1,997,254
•Lamar Media Corporation 1.58% (LIBOR01M + 1.50%) 4/23/46	2,000,435	1,982,311
•Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27	4,000,000	4,247,520
•ON Semiconductor Corporation 2.08% (LIBOR01M + 2.00%) 9/19/26	2,584,538	2,580,351
•Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28	1,000,000	1,001,610
•Pacific Gas & Electric Company 3.50% (LIBOR03M + 3.25%) 1/3/22	1,984,962	1,952,707
•Pilot Travel Centers LLC 2.08% (LIBOR01M + 2.00%) 7/28/28	3,250,000	3,238,397
•Polaris Newco 4.50% (LIBOR06M + 4.00%) 9/6/46	700,000	701,316
•Pretium PKG Holdings 4.75% (LIBOR01M + 4.00%) 11/5/27	2,191,377	2,190,698
•RealPage 3.75% (LIBOR01M + 3.25%) 4/24/28	1,895,000	1,888,481
•RPI Intermediate Finance Trust 1.83% (LIBOR01M + 1.75%) 4/29/46	2,206,203	2,197,930
•SBA Senior Finance II 1.84% (LIBOR01M + 1.75%) 4/11/25	2,443,150	2,418,718
•Sinclair Television Group 2.34% (LIBOR01M + 2.25%) 1/3/24	2,518,990	2,486,444
•SkyMiles IP 4.75% (LIBOR03M + 3.75%) 10/20/27	2,000,000	2,125,880
•SS&C European Holdings 1.83% (LIBOR01M + 1.75%) 4/16/25	618,999	612,270
•SS&C Technologies 1.83% (LIBOR01M + 1.75%) 4/16/25	817,438	808,553
•Telenet Financing 2.08% (LIBOR01M + 2.00%) 4/30/28	665,000	656,967
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	850,000	848,410
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Vertical Midco GmbH 4.40% (LIBOR06M + 4.25%) 7/30/27	1,985,037	$ 1,987,797
Total Loan Agreements (Cost $80,572,302)		80,340,554
NON-AGENCY ASSET-BACKED SECURITIES–12.60%
•Allegro CLO VI Series 2017-2A A 1.26% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,599,993
•Allegro CLO VIII Series 2018-2A A 1.23% (LIBOR03M + 1.10%) 7/15/31	500,000	500,553
•Apex Credit CLO Series 2018-1A A2 1.16% (LIBOR03M + 1.03%) 4/25/31	500,000	497,238
ARI Fleet Lease Trust Series 2018-A A3 2.84% 10/15/26	7,113,988	7,135,251
Avis Budget Rental Car Funding AESOP 3.45% 3/20/23	6,450,000	6,501,016
•Battalion CLO Series 2020-18A A1 1.93% (LIBOR03M + 1.80%) 10/15/32	2,000,000	2,000,796
•Benefit Street Partners CLO IX Series 2016-9A AR 1.24% (LIBOR03M + 1.11%) 7/20/31	950,000	948,799
•Carlyle Global Market Strategies CLO Series 2014-2RA A1 1.17% (LIBOR03M + 1.05%) 5/15/31	1,971,271	1,968,803
•Cedar Funding IX CLO Series 2018-9A A1 1.11% (LIBOR03M + 0.98%) 4/20/31	1,280,000	1,281,722
Chesapeake Funding II Series 2019-2A A1 1.95% 9/15/31	8,908,357	8,990,532
•CVP CLO Series 2017-2A A 1.32% (LIBOR03M + 1.19%) 1/20/31	3,000,000	3,000,042
Dell Equipment Finance Trust Series 2021-1 A2 0.33% 5/22/26	2,850,000	2,851,385
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	1,883,698
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	2,000,000	2,009,498

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Galaxy XXI CLO Series 2015-21A AR 1.15% (LIBOR03M + 1.02%) 4/20/31	1,000,000	$ 1,000,065
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	2,900,000	2,900,430
Harley-Davidson Motorcycle Trust Series 2019-A A3 2.34% 2/15/24	5,286,367	5,320,889
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	863,265	870,971
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	2,581,135	2,581,666
•ICG US CLO Series 2014-1A A1A2 1.29% (LIBOR03M + 1.20%) 10/20/34	2,000,000	2,000,818
•Marathon Series 2021-16A A1A 1.40% (LIBOR03M + 1.20%) 4/15/34	2,000,000	1,996,598
•Mariner CLO Series 2018-5A A 1.24% (LIBOR03M + 1.11%) 4/25/31	500,000	500,013
•Midocean Credit CLO Series 2018-9A A1 1.28% (LIBOR03M + 1.15%) 7/20/31	2,000,000	2,000,218
MMAF Equipment Finance Series 2021-A A2 0.30% 4/15/24	8,100,000	8,098,949
•Neuberger Berman Loan Advisers CLO 36 Series 2020-36A A1R 1.38% (LIBOR03M + 1.25%) 4/20/33	2,750,000	2,752,662
•Octagon Investment Partners 33 Series 2017-1A A1 1.32% (LIBOR03M + 1.19%) 1/20/31	4,050,000	4,050,036
•Park Avenue Institutional Advisers CLO Series 2021-1A A1A 1.52% (LIBOR03M + 1.39%) 1/20/34	2,750,000	2,757,202
PFS Financing Series 2021-A A 0.71% 4/15/26	4,000,000	3,991,414
•Sound Point CLO XXI Series 2018-3A A1A 1.31% (LIBOR03M + 1.18%) 10/26/31	2,000,000	2,000,928
•Steele Creek CLO Series 2017-1A A 1.38% (LIBOR03M + 1.25%) 10/15/30	1,500,000	1,496,894
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Tesla Auto Lease Trust
Series 2021-A A2 0.36% 3/20/25	597,342	$ 597,689
Series 2021-B A2 0.36% 9/22/25	11,000,000	10,995,885
•Venture 42 CLO Series 2021-42A A1A 1.31% (LIBOR03M + 1.13%) 4/15/34	1,500,000	1,500,691
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	5,400,000	5,404,333
Voya CLO 1.00% 10/20/34	500,000	500,000
•Zais CLO Series 2020-16A A1 2.32% (LIBOR03M + 2.19%) 10/20/31	3,000,000	3,001,419
Total Non-Agency Asset-Backed Securities (Cost $109,526,007)		109,489,096
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.81%
•Freddie Mac STACR REMIC Trust
Series 2021-DNA1 M1 0.70% (SOFR30A + 0.65%) 1/25/51	4,680,963	4,680,962
Series 2021-DNA3 M1 0.80% (SOFR30A + 0.75%) 10/25/33	7,510,000	7,514,694
Series 2021-DNA5 M1 0.70% (SOFR30A + 0.65%) 1/25/34	2,587,302	2,587,794
Series 2021-HQA1 M1 0.75% (SOFR30A + 0.70%) 8/25/33	8,076,213	8,072,797
Series 2021-HQA2 M1 0.75% (SOFR30A + 0.70%) 12/25/33	10,000,000	10,005,660
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 1.14% (LIBOR01M + 1.05%) 12/25/29	241,400	241,739
Total Non-Agency Collateralized Mortgage Obligations (Cost $33,095,168)		33,103,646
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–7.89%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	4,189,168
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	4,000,000	3,996,679
Benchmark Mortgage Trust
2.58% 4/15/54	4,300,000	4,468,321
•Series 2018-B1 A5 3.67% 1/15/51	4,500,000	5,002,347

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	$ 5,531,088
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	8,143,155
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	8,164,347
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	8,634,284
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,464,624
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	8,198,337
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,789,876
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $69,032,517)		68,582,226
ΔSOVEREIGN BONDS–5.83%
Canada—2.57%
CPPIB Capital 1.25% 1/28/31	8,000,000	7,684,277
OMERS Finance Trust
1.10% 3/26/26	5,000,000	5,002,757
2.50% 5/2/24	4,335,000	4,545,680
Province of Quebec Canada 1.90% 4/21/31	5,000,000	5,070,085
		22,302,799
Japan—2.00%
Development Bank of Japan
0.50% 8/27/25	3,000,000	2,941,855
1.00% 8/27/30	3,000,000	2,830,266
1.25% 1/28/31	3,500,000	3,358,005
Japan Bank for International Cooperation
1.75% 1/23/23	3,000,000	3,056,271
3.38% 10/31/23	2,586,000	2,742,636
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,462,245
		17,391,278
Netherlands—0.57%
•Nederlandse Waterschapsbank 0.19% (LIBOR03M + 0.07%) 12/15/21	5,000,000	5,000,832
		5,000,832
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Sweden—0.69%
Svensk Exportkredit 0.63% 10/7/24	6,000,000	$ 5,996,565
		5,996,565
Total Sovereign Bonds (Cost $50,750,834)		50,691,474
SUPRANATIONAL BANKS–7.76%
African Development Bank 1.63% 9/16/22	3,250,000	3,294,718
•European Bank for Reconstruction & Development 0.31% (SOFR + 0.26%) 3/13/23	5,000,000	5,011,700
•European Investment Bank
0.30% (SOFR + 0.25%) 1/30/23	6,000,000	6,012,420
0.34% (SOFR + 0.29%) 6/10/22	8,000,000	8,012,720
•Inter-American Development Bank
0.25% (SOFR + 0.20%) 2/10/26	6,000,000	6,009,240
0.31% (SOFR + 0.26%) 9/16/22	10,000,000	10,018,300
0.41% (SOFR + 0.36%) 6/10/31	7,000,000	7,020,192
•International Bank for Reconstruction & Development
0.35% (SOFR + 0.30%) 8/6/24	12,000,000	12,062,160
0.42% (SOFR + 0.37%) 2/11/31	10,000,000	10,046,600
Total Supranational Banks (Cost $67,301,435)		67,488,050
U.S. TREASURY OBLIGATIONS–5.36%
•U.S. Treasury Floating Rate 0.06% 7/31/23 (USBMMY3M + 0.03%)	27,105,000	27,105,765
U.S. Treasury Notes
0.13% 7/31/23	10,000,000	9,978,516
0.13% 8/31/23	8,745,000	8,721,771
1.25% 8/15/31	755,000	736,715
Total U.S. Treasury Obligations (Cost $46,569,240)		46,542,767

	Number of Shares
MONEY MARKET FUND–2.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	21,642,305	21,642,305
Total Money Market Fund (Cost $21,642,305)		21,642,305

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.78% (Cost $858,180,029)	$867,176,272

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,949,034
NET ASSETS APPLICABLE TO 86,820,726 SHARES OUTSTANDING–100.00%	$869,125,306

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
Δ Securities have been classified by country of origin.
LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
The following swap contracts were outstanding at September 30, 2021:
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[1]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
3 yr IRS-(Semiannually)	69,475,000	0.10%	(0.05%)[3]	5/12/23	$56,630	$—	$56,630	$—
4 yr IRS-(Annually)	41,280,000	0.28%	(0.05%)[4]	3/19/24	10,461	—	10,461	—
5 yr IRS-(Annually)	19,545,000	0.09%	(0.05%)[4]	8/24/25	431,209	—	431,209	—
6 yr IRS-(Annually)	19,825,000	0.72%	(0.05%)[4]	3/25/26	(35,053)	—	—	(35,053)
7 yr IRS-(Semiannually)	8,235,000	0.43%	(0.05%)[3]	11/20/27	254,373	—	254,373	—
8 yr IRS-(Annually)	14,050,000	1.10%	(0.05%)[4]	3/25/28	(138,430)	—	—	(138,430)
10 yr IRS-(Quarterly)	45,065,000	0.48%	(0.05%)[3]	10/5/30	2,784,787	—	2,784,787	—
3 yr IRS-(Quarterly)	108,595,000	0.04%	(0.05%)[3]	10/5/23	459,533	—	459,533	—
4 yr IRS-(Annually)	23,485,000	0.27%	(0.05%)[4]	6/3/24	63,020	—	63,020	—
7 yr IRS-(Annually)	9,500,000	0.28%	(0.05%)[5]	10/5/27	388,174	—	388,174	—
8 yr IRS-(Semiannually)	19,365,000	0.90%	(0.05%)[4]	9/23/28	248,389	—	248,389	—
Total IRS Contracts						$—	$4,696,576	$(173,483)
The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[2] Includes cumulative appreciation (depreciation) of from the date the contracts were opened through September 30, 2021.
[3] Rate resets based on SOFR03M-Secured Overnight Financing Rate.
[4] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[5] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$18,066,214	$—	$18,066,214
Agency Obligations	—	13,082,380	—	13,082,380
Corporate Bonds	—	358,147,560	—	358,147,560
Loan Agreements	—	80,340,554	—	80,340,554
Non-Agency Asset-Backed Securities	—	109,489,096	—	109,489,096
Non-Agency Collateralized Mortgage Obligations	—	33,103,646	—	33,103,646
Non-Agency Commercial Mortgage-Backed Securities	—	68,582,226	—	68,582,226
Sovereign Bonds	—	50,691,474	—	50,691,474
Supranational Banks	—	67,488,050	—	67,488,050
U.S. Treasury Obligations	—	46,542,767	—	46,542,767
Money Market Fund	21,642,305	—	—	21,642,305
Total Investments	$21,642,305	$845,533,967	$—	$867,176,272
Derivatives:

Assets:
Swap Contracts	$—	$4,696,576	$—	$4,696,576
Liabilities:
Swap Contracts	$—	$(173,483)	$—	$(173,483)
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Diversified Floating Rate Fund–11